Significant Contracts (Detail Textuals)			1 Months Ended			9 Months Ended
	Jan. 10, 2017 USD ($)	Dec. 14, 2015 USD ($) License_agreement	Dec. 31, 2018 USD ($)	Jul. 31, 2018 USD ($)	Sep. 29, 2014 USD ($) License_agreement	Sep. 30, 2019 USD ($)	Nov. 30, 2018 USD ($)	Aug. 31, 2018 USD ($)
Significant Contracts [Line Items]
Annual fees for license agreement						$ 75,000
UM 5050 pro-drug agreements | University of Mississippi | Intellectual Property
Significant Contracts [Line Items]
Payment for upfront fees				$ 100,000
Number of license agreements | License_agreement					3
Notice period for termination					60 days
Annual fees for license agreement					$ 25,000
Aggregate milestone payments if milestones achieved					$ 700,000
UM 8930 analogue agreements | University of Mississippi | Intellectual Property
Significant Contracts [Line Items]
Payment for upfront fees				200,000
Number of license agreements | License_agreement		2
Notice period for termination		60 days
Annual fees for license agreement		$ 25,000		200,000
Aggregate milestone payments if milestones achieved		$ 700,000
UM 5070 license agreement | University of Mississippi | Intellectual Property
Significant Contracts [Line Items]
Term of agreement	1 year
Notice period for termination	60 days
Annual fees for license agreement	$ 25,000
Aggregate milestone payments if milestones achieved	$ 700,000
Research Agreement | University of Mississippi
Significant Contracts [Line Items]
Payments due for aggregate amount								$ 155,156
Master service agreement | Glauconix Biosciences, Inc
Significant Contracts [Line Items]
Payments due for aggregate amount							$ 180,424
Letter agreement ("Agreement") | AMRI
Significant Contracts [Line Items]
Estimated agreement fees and expenses				$ 64,200
Incremental agreement fees and expenses			$ 71,800
Um 5050 Pro-Drug And Um 8930 Analog Agreements | University of Mississippi | Intellectual Property | Milestone 1
Significant Contracts [Line Items]
Term of agreement				30 days
Aggregate milestone payments if milestones achieved				$ 100,000
Um 5050 Pro-Drug And Um 8930 Analog Agreements | University of Mississippi | Intellectual Property | Milestone 2
Significant Contracts [Line Items]
Term of agreement				30 days
Aggregate milestone payments if milestones achieved				$ 200,000
Um 5050 Pro-Drug And Um 8930 Analog Agreements | University of Mississippi | Intellectual Property | Milestone 3
Significant Contracts [Line Items]
Term of agreement				30 days
Aggregate milestone payments if milestones achieved				$ 400,000